Supplementary Financial Statements Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Supplementary Financial Statements Information
Note 4 - Supplementary Financial Statements Information

A.           Balance Sheets

1.            Cash and cash equivalents

Comprised of:

	June 30,	December 31,
	2013	2012
	US$ thousands	US$ thousands
Cash and deposits *	1,314	2,183

*
As of June 30, 2013  $53,000 is deposited in NIS bearing an average annual interest of 0.41%. $41,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*
As of December 31, 2012  $51,000 is deposited in NIS bearing an average annual interest of 1.00%. $41,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

2.             Trade receivables, net

Trade receivables, net, consist of the following:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Trade receivables	3,259	2,542
Less allowance for doubtful accounts (*)	(449)	(544)

	2,810	1,998

*           The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands

Balance as of December 31, 2011	263
Additions	281
Deductions	-

Balance as of December 31, 2012	544
Additions	-
Deductions	(95)

Balance as of June 30, 2013	449

3.            Other current assets

Other current assets consist of the following:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	312	140
Prepaid expenses	167	80
Assets held for severance benefits	-	241
Other	13	-

	492	461

4.	Inventories

Inventories consist of the following:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Raw materials and subassemblies	1,952	1,628
Work in process	442	297
Finished products	2,001	1,434

	4,395	3,359

5.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Employees and employee institutions	872	769
Accrued expenses	513	369
Provision for product warranty	100	100
Liability in respect of severance benefits	-	276
Deferred revenues	188	-
Other	16	114

	1,689	1,628

B.           Statements of operations

1.            Sales (1)

(a)           Classification of sales by geographical destination:

	Six months ended June 30	Six months ended June 30
	2013	2012
	US$ thousands	US$ thousands
United States	50	35
Europe	1,730	1,562
Israel	1,285	1,130
South and Latin America	461	188
Asia Pacific	1,152	1,199
Rest of the world	226	87

	4,904	4,201

(1)     Sales are attributed to geographical areas based on location of customers.
       The Company's property and equipment is primarily located in Israel.

(b)	Principal customers:

During the six months ended June 30, 2013 there were two customers that represented 12% and 10% of total sales. During the six months ended June 30, 2012 there were four customers that represented 12.5%, 12%, 11% and 10% of total sales.

2.            Cost of sales

Cost of sales consists of the following:
	Six months ended June 30	Six months ended June 30
	2013	2012
	US$ thousands	US$ thousands
Payroll and related benefits	397	350
Materials purchased	2,016	1,886
Subcontracted work	1,172	1,483
Write-down of inventories	-	17
Other production costs	595	300

	4,180	4,036
Decrease (increase) in inventories	(1,036)	(1,034)

	3,144	3,002

Note 8 - Supplementary Financial Statements Information

A. Balance Sheets

1. Cash and cash equivalents
Comprised of:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Cash and deposits *	2,183	884

*
As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $41 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*
As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

The deposits are in thousands.

2. Trade receivables, net
Trade receivables, net, consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Trade receivables	2,542	4,184
Less allowance for doubtful accounts (*)	(544)	(263)

	1,998	3,921

* The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands
Balance as of January 1, 2010	29
Additions	53
Deductions	(16)

Balance as of December 31, 2010	66
Additions	197
Deductions	-

Balance as of December 31, 2011	263
Additions	281
Deductions	-

Balance as of December 31, 2012	544
3. Other current assets

Other current assets consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	140	185
Prepaid expenses	80	132
Accrued income from related parties	-	204
Assets held for severance benefits	241	-
Other	-	46

	461	567

4.	Inventories

Inventories consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Raw materials and subassemblies	1,628	1,568
Work in process	297	396
Finished products	1,434	1,815

	3,359	3,779
5.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Employees and employee institutions	769	630
Accrued expenses	369	482
Provision for product warranty	100	30
Liability in respect of severance benefits	276	-
Other	114	2

	1,628	1,144

6.	Short term loan

On December 31, 2010 the company entered into a factoring agreement with CLAL Factoring. The Company pays a factoring fee of 0.6% and interest of prime plus 2.15% on all factored receivables. The balance as of December 31, 2012 and 2011 is $174,000 and $162,000, respectively. The proceeds received are presented within short term loans.

7. Fair value measurements

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the financial instruments as of December 31, 2012 and 2011 represent management's best estimates of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, trade receivables, other current assets, other payables, short term loan. The carrying amounts approximate fair value because of the short maturity of these instruments.
B. Statements of operations

1. Sales (1)

(a) Classification of sales by geographical destination:

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
United States	91	1,360	546
Europe	3,194	5,660	4,699
Israel	2,118	2,137	1,966
South and Latin America	1,184	400	599
Asia Pacific	1,677	3,654	3,395
Rest of the world	172	509	195

	8,436	13,720	11,400

(1) Sales are attributed to geographical areas based on location of customers.
The Company's property and equipment is primarily located in Israel.

(b) Sales by major product lines:
	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	8,430	13,160	10,833
Carrier Solution	6	560	567

	8,436	13,720	11,400

(c)	Principal customers:

During the fiscal year ended December 31, 2012 there were four customers that represented 14%, 12%, 10% and 10% of total sales. During fiscal years 2011and 2010 there were no sales to customers exceeding 10% of total sales.
2. Cost of sales

Cost of sales consists of the following:
	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	723	868	715
Materials purchased	3,233	4,507	3,795
Subcontracted work	2,218	1,974	1,330
Royalties to the OCS	-	6	16
Write-down of inventories	818	49	87
Other production costs	471	378	564

	7,463	7,782	6,507
Increase in inventories	(398)	(293)	(188)

	7,065	7,489	6,319

In December 2012 the Company declared end-of-life of Carrier products and as a result the Company recorded an inventory write-off totaling approximately $701,000.
3.	Financing expense, net

Financing expense, net, consists of the following:

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(50)	(26)	(30)
Interest on long-term principle shareholder loan	(73)	(54)	(42)
Exchange translation income (expenses), net	71	(24)	(2)
	(52)	(104)	(74)
Income:
Interest from banks and others	4	2	3

Financing expense, net	(48)	(102)	(71)